Capital Lease Obligations	8 Months Ended
Dec. 31, 2012
Capital Lease Obligations [Abstract]
Capital Lease Obligations [Text Block]
8.	Capital Lease Obligations

The Company entered into capital leases for items of machinery. The Company has the option to purchase the leased machineries at prices that are expected to be sufficiently lower than the fair values of the leased assets at the end of the lease. The lease terms are for 4 to 5 years.

The Company recorded these equipments at the present value of the total lease payments using discount rates ranging from 4.47% to 7.12%, 5.46% to 6.77% and 4.47% to 6.31% as of April 30, 2010, 2011 and 2012 respectively.

Future minimum lease payments under these leases are as follows:

	April 30,	April 30,	December 31,
	2011	2012	2012
	HK$	HK$	HK$

Year ended April 30, 2012	5,463	306	-
Years ending April 30, 2013	307	-	-
	5,770	306	-
Less: Imputed interest	156	3	-
	5,614	303	-
Less: Current portion of capital lease obligations	5,311	303	-
Non-current portion of capital lease obligations	303	-	-

The Company recorded interest expense of HK$1,631, HK$609, HK$153 and HK$380 for the years ended April 30, 2010, 2011 and 2012 and 8-month period ended December 31, 2012, respectively.